Segment and Geographic Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Total Revenue	$ 18,291	$ 16,717	$ 13,850
Intersegment	(1,163)	(1,032)	(876)
Revenues	17,128	15,685	12,974
Reconciliation To Income From Continuing Operations Before Taxes
Depreciation and amortization	(1,176)	(1,034)	(884)
Interest expense	(1,553)	(1,451)	(1,406)
Interest income	400	408	344
Other expense	(154)	(234)	(104)
Other income	149	100	458
Gain on sale of investments	8	0	132
Goodwill impairment	(17)	(21)	(122)
Asset impairment expense	(225)	(389)	(20)
Foreign Currency Transaction Gains (Losses)	(38)	(33)	35
Other non-operating expense	(82)	(7)	(12)
Income from continuing operations before taxes and equity in earnings of affiliates	2,167	1,853	2,260
Segment Reporting Entity Other Disclosures [Abstract]
Assets	45,333	40,511	39,535
Depreciation and Amortization	1,262	1,178	1,049
Capital Expenditures	2,461	2,333	2,538
Investment in and advances to subsidiaries and affiliates	1,422	1,320	1,157
Equity in Earnings (Loss)	(2)	183	91
Property, plant and equipment, net	25,122	22,793
United States [Member]
Revenue
Total Revenue	2,110	1,952	1,851
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	7,829	5,379
Brazil [Member]
Revenue
Total Revenue	6,640	6,355	5,292
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	5,896	6,263
Chile [Member]
Revenue
Total Revenue	1,608	1,355	1,239
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	2,781	2,560
Argentina [Member]
Revenue
Total Revenue	979	771	571
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	279	270
El Salvador [Member]
Revenue
Total Revenue	752	648	619
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	268	261
Dominican Republic [Member]
Revenue
Total Revenue	674	535	429
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	662	625
Philippines [Member]
Revenue
Total Revenue	480	501	250
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	766	784
Cameroon [Member]
Revenue
Total Revenue	386	422	370
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	901	823
Spain [Member]
Revenue
Total Revenue	258	411	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Mexico [Member]
Revenue
Total Revenue	404	409	329
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	774	786
Colombia [Member]
Revenue
Total Revenue	365	393	347
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	384	387
United Kingdom [Member]
Revenue
Total Revenue	587	364	228
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	523	507
Ukraine [Member]
Revenue
Total Revenue	418	356	286
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	94	86
Hungary [Member]
Revenue
Total Revenue	204	252	259
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	6	73
Puerto Rico [Member]
Revenue
Total Revenue	298	253	267
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	581	596
Panama [Member]
Revenue
Total Revenue	189	194	168
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	1,040	921
Kazakhstan [Member]
Revenue
Total Revenue	145	138	123
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	86	63
Jordan [Member]
Revenue
Total Revenue	124	120	104
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	216	224
Sri Lanka [Member]
Revenue
Total Revenue	140	100	109
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	22	69
Bulgaria [Member]
Revenue
Total Revenue	251	44	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	1,619	1,825
Qatar [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Pakistan [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Oman [Member]
Revenue
Total Revenue	0	0	0
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	0	0
Other Non US [Member]
Revenue
Total Revenue	116	112	133
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	395	291
Total Non US [Member]
Revenue
Total Revenue	15,018	13,733	11,123
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	17,293	17,414
Generation Latin America Other [Member]
Revenue
Total Revenue	3,854	3,282	2,806
Intersegment	(39)	(34)	(16)
Revenues	3,815	3,248	2,790
Adjusted Gross Margin
Adjusted Gross Margin	1,209	945	891
Intersegment	20	(27)	(4)
External Adjusted Gross Margin	1,229	918	887
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,067	8,487	8,010
Depreciation and Amortization	202	175	146
Capital Expenditures	553	584	921
Investment in and advances to subsidiaries and affiliates	188	150	129
Equity in Earnings (Loss)	35	48	30
Generation Tiete [Member]
Segment Reporting Information [Line Items]
Generation Capacity (MW)	2,663
Revenue
Total Revenue	1,128	999	845
Intersegment	(1,109)	(983)	(848)
Revenues	19	16	(3)
Adjusted Gross Margin
Adjusted Gross Margin	876	754	637
Intersegment	(1,109)	(983)	(848)
External Adjusted Gross Margin	(233)	(229)	(211)
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,645	1,886	1,792
Depreciation and Amortization	59	40	37
Capital Expenditures	105	57	30
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Generation North America [Member]
Revenue
Total Revenue	1,325	1,315	1,249
Intersegment	(4)	0	0
Revenues	1,321	1,315	1,249
Adjusted Gross Margin
Adjusted Gross Margin	439	448	453
Intersegment	9	2	(3)
External Adjusted Gross Margin	448	450	450
Segment Reporting Entity Other Disclosures [Abstract]
Assets	3,625	3,801	4,199
Depreciation and Amortization	118	131	135
Capital Expenditures	39	54	45
Investment in and advances to subsidiaries and affiliates	18	0	3
Equity in Earnings (Loss)	(2)	(2)	(2)
Generation Europe [Member]
Revenue
Total Revenue	1,550	1,318	762
Intersegment	(2)	(2)	2
Revenues	1,548	1,316	764
Adjusted Gross Margin
Adjusted Gross Margin	469	395	273
Intersegment	8	3	4
External Adjusted Gross Margin	477	398	277
Segment Reporting Entity Other Disclosures [Abstract]
Assets	3,276	3,317	3,147
Depreciation and Amortization	136	114	53
Capital Expenditures	140	233	212
Investment in and advances to subsidiaries and affiliates	479	353	308
Equity in Earnings (Loss)	8	19	50
Generation Asia [Member]
Revenue
Total Revenue	625	618	375
Intersegment	0	0	0
Revenues	625	618	375
Adjusted Gross Margin
Adjusted Gross Margin	176	255	111
Intersegment	2	2	4
External Adjusted Gross Margin	178	257	115
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,717	1,762	1,594
Depreciation and Amortization	33	33	32
Capital Expenditures	129	10	22
Investment in and advances to subsidiaries and affiliates	291	409	390
Equity in Earnings (Loss)	(1)	3	28
Utilities Latin America [Member]
Revenue
Total Revenue	7,374	6,987	5,877
Intersegment	0	0	0
Revenues	7,374	6,987	5,877
Adjusted Gross Margin
Adjusted Gross Margin	1,321	1,248	1,060
Intersegment	1,118	1,018	865
External Adjusted Gross Margin	2,439	2,266	1,925
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,468	9,609	8,810
Depreciation and Amortization	293	231	201
Capital Expenditures	666	584	356
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Utilities North America [Member]
Revenue
Total Revenue	1,326	1,145	1,068
Intersegment	0	0	0
Revenues	1,326	1,145	1,068
Adjusted Gross Margin
Adjusted Gross Margin	394	407	401
Intersegment	1	2	2
External Adjusted Gross Margin	395	409	403
Segment Reporting Entity Other Disclosures [Abstract]
Assets	9,384	3,139	3,035
Depreciation and Amortization	178	161	157
Capital Expenditures	232	177	116
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Segment Discontinued Operations [Member]
Segment Reporting Entity Other Disclosures [Abstract]
Assets	1,531	2,587	3,756
Depreciation and Amortization	59	110	140
Capital Expenditures	91	105	119
Investment in and advances to subsidiaries and affiliates	0	0	0
Equity in Earnings (Loss)	0	0	0
Segment Discontinued Operations [Member] | United States [Member]
Revenue
Total Revenue	374	662	695
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	619	788
Segment Discontinued Operations [Member] | Brazil [Member]
Revenue
Total Revenue	124	118	102
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		151
Segment Discontinued Operations [Member] | Argentina [Member]
Revenue
Total Revenue	102	116	113
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		189
Segment Discontinued Operations [Member] | Spain [Member]
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	620	667
Segment Discontinued Operations [Member] | United Kingdom [Member]
Revenue
Total Revenue	17	21	11
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		20
Segment Discontinued Operations [Member] | Hungary [Member]
Revenue
Total Revenue	14	44	58
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net		7
Segment Discontinued Operations [Member] | Qatar [Member]
Revenue
Total Revenue		129	163
Segment Discontinued Operations [Member] | Pakistan [Member]
Revenue
Total Revenue		299	470
Segment Discontinued Operations [Member] | Oman [Member]
Revenue
Total Revenue		62	101
Segment Discontinued Operations [Member] | Other Non US [Member]
Revenue
Total Revenue	1
Segment Reporting Entity Other Disclosures [Abstract]
Property, plant and equipment, net	2	18
Segment Discontinued Operations [Member] | Total Non US [Member]
Revenue
Total Revenue	258
Corporate Other And Other Eliminations [Member]
Revenue
Total Revenue	1,109	1,053	868
Intersegment	(9)	(13)	(14)
Revenues	1,100	1,040	854
Adjusted Gross Margin
Adjusted Gross Margin	(33)	62	3
Intersegment	(45)	(17)	(10)
External Adjusted Gross Margin	(78)	45	(7)
Reconciliation To Income From Continuing Operations Before Taxes
Goodwill impairment	0	3
Segment Reporting Entity Other Disclosures [Abstract]
Assets	5,620	5,923	5,192
Depreciation and Amortization	184	183	148
Capital Expenditures	506	529	717
Investment in and advances to subsidiaries and affiliates	446	408	327
Equity in Earnings (Loss)	$ (42)	$ 115	$ (15)